Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity
Schedule of Significant shareholders

			% of voting rights		% of total
	% of voting rights		through financial		voting
	attached to the shares		instruments		rights
Name or company name of shareholder	Direct	Indirect	Direct	Indirect
Marc P. Andersen	—%	3.13%	—%	—%	3.13%
BlackRock, Inc.	—%	2.90%	—%	1.41%	4.31%
Capital Research and Management Company	—%	3.68%	—%	0.90%	4.58%
Deria, S.A.	9.20%	—%	—%	—%	9.20%
Europacific Growth Fund	2.88%	—%	0.35%	—%	3.23%
Flat Footed Llc.	—%	3.13%	—%	—%	3.13%
JPMorgan Chase & Co.	—%	—%	—%	3.32%	3.32%
Mason Capital Master Fund L.P.	—%	2.11%	—%	—%	2.11%
Melqart Opportunities Master Fund Ltd.	—%	—%	1.06%	—%	1.06%
Ponder Trade, S.L.	7.09%	—%	—%	—%	7.09%
Ralledor Holding Spain, S.L.	6.15%	—%	—%	—%	6.15%
Rokos Global Macro Master Fund Lp.	—%	—%	1.14%	—%	1.14%
Scranton Enterprises, B.V.	8.40%	—%	—%	—%	8.40%
Armistice Capital Master Fund Ltd	1.06%	—%	—%	—%	1.06%

Share capital
Equity
Schedule of movement in outstanding shares

	Reference	Class A shares	Class B shares
Balance at 1 January 2024		422,185,368	256,906,911
(Acquisition) / disposal of treasury stock	Note 17(d)	—	1,316,825
Balance at 31 December 2024		422,185,368	258,223,736

	Reference	Class A shares	Class B shares
Balance at 1 January 2023		422,185,368	256,225,326
(Acquisition) / disposal of treasury stock	Note 17(d)	—	681,585
Balance at 31 December 2023		422,185,368	256,906,911

Schedule of distribution of profit including dividends

	Thousands of Euros
	31/12/2024	31/12/2023
Voluntary reserve	(83,138)	(246,735)
Losses of the Parent	(83,138)	(246,735)

Treasury stock
Equity
Schedule of movement in treasury stock

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2024	4,518,199	62,789
Disposal Class B shares	(1,316,825)	(18,300)
Balance at 31 December 2024	3,201,374	44,489

	No. of Class B
	shares	Thousands of Euros
Balance at 1 January 2023	5,199,784	72,261
Disposal Class B shares	(681,585)	(9,472)
Balance at 31 December 2023	4,518,199	62,789